Clients and other receivable	6 Months Ended
Jun. 30, 2018
Clients and other receivable [Abstract]
Clients and other receivable
Note 12. - Clients and other receivable

Clients and other receivable as of June 30, 2018 and December 31, 2017, consist of the following:

	Balance as of June 30, 2018	Balance as of December 31, 2017
	($ in thousands)
Trade receivables	204,223	186,728
Tax receivables	29,685	39,607
Prepayments	12,927	6,375
Other accounts receivable	13,406	11,739
Total	260,241	244,449

As of June 30, 2018, and December 31, 2017, the fair value of clients and other receivable accounts does not differ significantly from its carrying value.